Exploration and evaluation expenses (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of exploration and evaluation expenses
	2026 USD	2025 USD
Geological consulting services	1,270,257	1,774,102